Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	76 Months Ended	111 Months Ended	113 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000210490
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	9.84%	(9.24%)			13.90%
C000210491
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	14.73%	(8.85%)			13.93%
C000176825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000176824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000224371
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000176826
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000207660
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000207658
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000207659
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000217746
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	1.02%	2.17%	2.26%
C000217747
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	1.96%	2.03%	1.97%
C000217748
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R6
C000217745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
C000205755
Average Annual Return [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Average Annual Return, Percent	1.32%	2.06%		4.03%
C000205756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Average Annual Return, Percent	3.62%	2.04%		3.80%
C000180738
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000180737
Average Annual Return [Line Items]
Line Graph and Table Measure Name	R5
C000180741
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Y
Without Sales Load [Member] | C000210490
Average Annual Return [Line Items]
Average Annual Return, Percent	16.57%	(8.16%)			14.62%
Without Sales Load [Member] | C000210491
Average Annual Return [Line Items]
Average Annual Return, Percent	15.73%	(8.85%)			13.93%
Without Sales Load [Member] | C000176825
Average Annual Return [Line Items]
Average Annual Return, Percent	16.63%	(8.11%)			14.56%
Without Sales Load [Member] | C000176824
Average Annual Return [Line Items]
Average Annual Return, Percent	17.04%	(7.82%)			14.96%
Without Sales Load [Member] | C000224371
Average Annual Return [Line Items]
Average Annual Return, Percent	16.96%	(7.81%)			14.94%
Without Sales Load [Member] | C000176826
Average Annual Return [Line Items]
Average Annual Return, Percent	16.86%	(7.90%)			14.85%
Without Sales Load [Member] | C000207660
Average Annual Return [Line Items]
Average Annual Return, Percent	7.17%	4.41%				4.77%
Without Sales Load [Member] | C000207658
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	4.74%				5.09%
Without Sales Load [Member] | C000207659
Average Annual Return [Line Items]
Average Annual Return, Percent	7.54%	4.68%				5.04%
Without Sales Load [Member] | C000217746
Average Annual Return [Line Items]
Average Annual Return, Percent	3.65%	2.70%	2.67%
Without Sales Load [Member] | C000217747
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	2.03%	1.97%
Without Sales Load [Member] | C000217748
Average Annual Return [Line Items]
Average Annual Return, Percent	4.03%	2.51%	2.62%
Without Sales Load [Member] | C000217745
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	3.05%	3.01%
Without Sales Load [Member] | C000205755
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%	2.84%		4.46%
Without Sales Load [Member] | C000205756
Average Annual Return [Line Items]
Average Annual Return, Percent	4.62%	2.04%		3.80%
Without Sales Load [Member] | C000180738
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%	2.77%		4.36%
Without Sales Load [Member] | C000180737
Average Annual Return [Line Items]
Average Annual Return, Percent	5.70%	3.13%		4.72%
Without Sales Load [Member] | C000180741
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%	3.06%		4.66%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: S&P 500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index TR
Average Annual Return, Percent	22.32%	13.41%			15.29%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%				1.54%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%				1.54%
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	3.79%	0.08%				1.54%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%	1.00%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%	1.00%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%	1.00%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%	1.00%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%		2.24%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%		2.24%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%		2.24%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%		2.24%
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	3.17%	0.88%		2.24%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	3.84%	3.52%				2.34%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	3.84%	3.52%				2.34%
AMERICAN BEACON INDEX: ICE BofA US 3-Month Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. 3-Month Treasury Bill Index
Average Annual Return, Percent	3.84%	3.52%				2.34%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	3.89%	2.66%	2.69%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	3.89%	2.66%	2.69%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	3.89%	2.66%	2.69%
AMERICAN BEACON INDEX: ICE BofA 1-3 Year US Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Corporate Index
Average Annual Return, Percent	3.89%	2.66%	2.69%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.08%	3.61%		2.68%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.08%	3.61%		2.68%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.08%	3.61%		2.68%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.08%	3.61%		2.68%
AMERICAN BEACON INDEX: ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
Average Annual Return, Percent	4.08%	3.61%		2.68%